INCOME TAXES (Schedule of Deferred Income Tax Assets And Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current deferred income tax assets:
Impairment of long-term investments	¥ 11,750	¥ 8,850
Tax loss carry forwards	209,716	157,264
Advertising expense	15,232	53,019
Others	2,268	4,162
Total non-current deferred income tax assets	238,966	223,295
Valuation allowance	(139,177)	(169,543)	¥ (72,271)	¥ (37,521)
Non-current deferred income tax assets, net	99,789	53,752
Non-current deferred income tax liabilities:
Valuation appreciation of intangible assets	1,701	2,283
Non-current deferred income tax liabilities	¥ 1,701	¥ 2,283